Notes to the cash flow statement - Summary of Changes in Liabilities Arising from Financing Activities (Details) £ in Thousands	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
January 1, 2020	£ 287
Cash flows from financing activities : Repayments	(402)
Non-cash flows: New lease liabilities	456
December 31, 2020	341
Lease Liability
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
January 1, 2020	287
Cash flows from financing activities : Repayments	(402)
Non-cash flows: New lease liabilities	456
December 31, 2020	£ 341